Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

13. SUBSEQUENT EVENTS

In connection with the preparation of the unaudited condensed consolidated financial statements, the Company evaluated subsequent events after the condensed consolidated balance sheet date through the date the unaudited condensed consolidated financial statements were issued, to determine whether any events occurred that required recognition or disclosure in the accompanying unaudited condensed consolidated financial statements.

20. SUBSEQUENT EVENTS

In connection with the preparation of the consolidated financial statements, the Company evaluated subsequent events after the consolidated balance sheet date of December 31, 2012, through March 22, 2013, the date the consolidated financial statements were issued and updated such evaluation through the date of reissuance, April 17, 2013, to determine whether any events occurred that required recognition or disclosure in the accompanying consolidated financial statements.

Stock Split and Authorized Shares

On April 7, 2013, the Company’s Board of Directors authorized an eight-for-one split of the Company’s common stock which was effective on April 8, 2013. The Company retained the current par value of $0.01 per share for all shares of common stock after the stock split, and accordingly, stockholders’ equity on the accompanying consolidated balance sheets and consolidated statements of changes in stockholders’ equity reflects the stock split by reclassifying from “Additional paid-in capital” to “Common stock” an amount equal to the par value of the additional shares arising from the split. The Company’s historical share and per share information has been retroactively adjusted to give effect to this stock split.

Contemporaneously with the stock split, on April 8, 2013, the Company’s Board of Directors approved an increase in the number of authorized shares of common stock to 1 billion shares.

Debt

On April 5, 2013, SEA entered into Amendment No. 4 to the Senior Secured Credit Facilities (“Amendment No. 4”) and on April 12, 2013, entered into the Fourth Supplemental Indenture to the Indenture (the “Fourth Supplemental Indenture”) related to the Senior Notes.

Amendment No. 4 amends the terms of the existing Senior Secured Credit Facilities to, among other things, permit SEA to pay certain distributions and dividends following an initial public offering of the Company. In addition, Amendment No. 4 replaces the existing $172,500 senior secured revolving credit facility with a new $192,500 senior secured revolving credit facility.

The Fourth Supplemental Indenture provides additional flexibility under the limitation on restricted payments covenant to permit certain dividends following an initial public offering. Additionally, the Fourth Supplemental Indenture increases by $20,000 the amount of debt that the Company can incur and have outstanding at any one time under the Senior Secured Credit Facilities and amends the transactions with affiliates covenant to allow for the payment of a termination fee not to exceed $50,000 in connection with the termination of the 2009 Advisory Agreement.

The amendments contemplated by Amendment No. 4 and the Fourth Supplemental Indenture are expected to become effective upon the date of the consummation of the Company’s initial public offering, so long as it occurs on or before July 31, 2013, and provided that certain customary conditions are satisfied.